S000069558 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares 25+ Year Treasury STRIPS Bond ETF | iShares 25+ Year Treasury STRIPS Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	(1.90%)	(15.74%)	0.98%	(41.34%)	(4.99%)